DIRECTOR'S REMUNERATION (Tables)	12 Months Ended
Dec. 31, 2025
DIRECTOR'S REMUNERATION
Schedule of total remuneration for directors and key management

	2025	2024	2023
	$’000	$’000	$’000
Director’s remuneration for qualifying services	663	818	591
Severance	—	—	765
Share based payments	37	1,247	916
Total remuneration for directors and key management	700	2,065	2,272